GOVERNMENT GRANTS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Proceeds from government grants received	$ 162
Percentage of revenue	3.00%
Royalties paid	$ 0	$ 0